Cover Page DEI Document	Oct. 16, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 16, 2019
Entity Registrant Name	Crown Castle International Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	1220 Augusta Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057-2261
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001051470
Amendment Flag	false
New York Stock Exchange | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE
New York Stock Exchange | 6.875% Mandatory Convertible Preferred Stock, Series A
Entity Information [Line Items]
Title of 12(b) Security	6.875% Mandatory Convertible Preferred Stock, Series A, $0.01 par value
Trading Symbol	CCI.PRA
Security Exchange Name	NYSE